Total
Anfield Universal Fixed Income ETF
Anfield Universal Fixed Income ETF
Average Annual Total Returns (For the year ended December 31, 2022)
Average Annual Total Returns - Anfield Universal Fixed Income ETF		1 Year	Since Inception	[2]
United States SOFR Secured Overnight Financing Rate Compound Index (reflects no deductions for fees, expenses or taxes)	[1]	1.66%
Bloomberg U.S. Aggregate 1-3 Years Index (reflects no deductions for fees, expenses or taxes)	[3]	(3.72%)	0.92%
[1]	Effective August 1, 2024, the Fund’s performance benchmark has changed from the Bank of America Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index to the United States SOFR Secured Overnight Financing Rate Compound Index because the Adviser believes that it is appropriate to transition the Fund to a new benchmark in light of the phase out of the London Interbank Offered Rate and the related index used by the Fund. The United States SOFR Secured Overnight Financing Rate Compound Index is designed to track the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing. United States SOFR Secured Overnight Financing Rate Compound Index commenced on March 2, 2020. All references to the Bank of America Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index are deleted effective August 1, 2024.
[2]	Inception date is September 18, 2018.
[3]	In response to new regulatory requirements, the Fund’s regulatory broad-based benchmark is the Bloomberg U.S. Aggregate 1-3 Years Index. The Bloomberg U.S. Aggregate 1-3 Years Index tracks bonds with 1-3 year maturities within the flagship US Aggregate Bond Index. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.

Anfield Universal Fixed Income ETF

AFIF

a series of Two Roads Shared Trust (the “Fund”)

Supplement dated July 31, 2024
to the Prospectus and Summary Prospectus of the Fund
each dated November 30, 2023

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus. This Supplement supersedes any information to the contrary in the Prospectus.

Effective immediately, the Fund’s Prospectus and Summary Prospectus are amended as follows:

The following supplements certain benchmark information under the sub-heading “Performance Table” in the section entitled “Performance” on page 9 of the Prospectus and page 9 of the Summary Prospectus.

Average Annual Total Returns

(For the year ended December 31, 2022)

	One Year	Since Inception(1)
United States SOFR Secured Overnight Financing Rate Compound Index(2) (reflects no deductions for fees, expenses or taxes)	1.66%	—
Bloomberg U.S. Aggregate 1-3 Years Index(3) (reflects no deductions for fees, expenses or taxes)	-3.72%	0.92%
(1)	Inception date is September 18, 2018.
(2)	Effective August 1, 2024, the Fund’s performance benchmark has changed from the Bank of America Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index to the United States SOFR Secured Overnight Financing Rate Compound Index because the Adviser believes that it is appropriate to transition the Fund to a new benchmark in light of the phase out of the London Interbank Offered Rate and the related index used by the Fund. The United States SOFR Secured Overnight Financing Rate Compound Index is designed to track the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing. United States SOFR Secured Overnight Financing Rate Compound Index commenced on March 2, 2020. All references to the Bank of America Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index are deleted effective August 1, 2024.
(3)	In response to new regulatory requirements, the Fund’s regulatory broad-based benchmark is the Bloomberg U.S. Aggregate 1-3 Years Index. The Bloomberg U.S. Aggregate 1-3 Years Index tracks bonds with 1-3 year maturities within the flagship US Aggregate Bond Index. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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This Supplement and the existing Prospectus and Statement of Additional Information (“SAI”) provide relevant information for all shareholders and should be retained for future reference. The Fund’s Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.RegentsParkFunds.com or by calling 1-866-866-4848.